UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21324
                                                    ----------

                                 ACP FUNDS TRUST
       -------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                         1235 WESTLAKES DRIVE, SUITE 130
                                BERWYN, PA 19312
       -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 GARY E. SHUGRUE
                          ASCENDANT CAPITAL PARTNERS LP
                         1235 WESTLAKES DRIVE, SUITE 130
                                BERWYN, PA 19312
       -------------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (302) 791-1311
                                                          ---------------

                      Date of fiscal year end: DECEMBER 31
                                              ------------

                     Date of reporting period: JUNE 30, 2005
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                               SEMI ANNUAL REPORT

                                 ACP FUNDS TRUST
                       ACP ADVANTAGE CONTINUUM RETURN FUND
                                (IN LIQUIDATION)

                            FOR THE SIX MONTHS ENDED
                                  JUNE 30, 2005
                                   (UNAUDITED)

                               SEMI ANNUAL REPORT

                                 ACP FUNDS TRUST
                       ACP ADVANTAGE CONTINUUM RETURN FUND
                                (IN LIQUIDATION)

                                  JUNE 30, 2005
                                   (UNAUDITED)

                                TABLE OF CONTENTS

Statement of Assets and Liabilities in Liquidation                             1
Statement of Operations in Liquidation                                         2
Statements of Changes in Net Assets in Liquidation                             3
Financial Highlights in Liquidation                                            4
Notes to Financial Statements in Liquidation                                   5

ACP Continuum Return Fund II, LLC Financial Statements                         I

ACP ADVANTAGE CONTINUUM RETURN FUND

STATEMENT OF ASSETS AND LIABILITIES IN LIQUIDATION - JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS

LIABILITIES                                                               $   0
                                                                          =====

NET ASSETS*                                                               $   0
                                                                          =====

NET ASSETS CONSIST OF:

 Paid-in capital                                                          $   0
 Accumulated earnings                                                         0
                                                                          -----
    TOTAL NET ASSETS                                                      $   0
                                                                          =====

Shares Outstanding                                                            0
 Net Asset Value per Share, Offering and Redemption Price per Share       $   0

----------
* See Note 2 for discussion of allocations from Master Fund and its effect on the components of net assets. See Note 2 for discussion of allocations from the Master Fund

      See Accompanying Notes and also Financial Statements of ACP Continuum
                               Return Fund II, LLC

ACP ADVANTAGE CONTINUUM RETURN FUND

STATEMENT OF OPERATIONS IN LIQUIDATION - SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NET INVESTMENT INCOME ALLOCATED FROM MASTER FUND
 Interest                                                                              $   0
 Expenses*                                                                                 0
                                                                                       -----
     Net investment loss allocated from Master Funds                                       0
                                                                                       -----

DIRECT EXPENSES
 Professional fees                                                                         0
 Transfer agent fees                                                                       0
 Sub-administration and accounting fees                                                    0
 Custody fees                                                                              0
 Distribution fees                                                                         0
 Shareholder servicing fees                                                                0
 Miscellaneous fees                                                                        0
                                                                                       -----
     Total direct expenses                                                                 0

Reimbursement from Investment Manager                                                      0
                                                                                       -----

     Net direct expenses                                                                   0
                                                                                       -----

NET INVESTMENT LOSS                                                                        0
                                                                                       -----

 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM MASTER FUND

 Net realized loss on investments                                                          0
 Net change in unrealized appreciation on investments                                      0
                                                                                       -----

 Net realized and unrealized loss on investments allocated from Master Fund                0
                                                                                       -----

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                   $   0
                                                                                       =====

See Note 2 for discussion of allocations from the Master Fund and its impact on the financial highlights.

      See Accompanying Notes and also Financial Statements of ACP Continuum
                               Return Fund II, LLC

ACP ADVANTAGE CONTINUUM RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS IN LIQUIDATION
--------------------------------------------------------------------------------

                                                                       ACP ADVANTAGE
                                                                   CONTINUUM RETURN FUND
                                                               ----------------------------
                                                                Six Months     For the Year
                                                                   Ended          Ended
                                                               June 30, 2005   December 31,
                                                                (Unaudited)        2004
INVESTMENT ACTIVITIES

    Net investment loss                                          $       0      $  (2,656)
    Net change in realized and unrealized gains                          0          2,359
                                                                 ---------      ---------

        NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS
                                                                         0           (297)
                                                                 ---------      ---------

 DISTRIBUTIONS TO SHAREHOLDERS
     Net investment income                                                            (77)
     Realized gains                                                                   (58)
                                                                                ---------
                                                                                     (135)
CAPITAL SHARE TRANSACTIONS
    Proceeds from shares issued                                          0        120,037
    Redemption from Shares redeemed                                      0       (144,836)
                                                                 ---------      ---------

INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS                   0        (24,799)
                                                                 ---------      ---------

        TOTAL INCREASE (DECREASE) IN NET ASSETS                          0        (25,231)

        NET ASSETS AT BEGINNING OF PERIOD                                0         25,231
                                                                 ---------      ---------

        NET ASSETS AT END OF PERIOD                              $       0      $       0
                                                                 ---------      ---------

      See Accompanying Notes and also Financial Statements of ACP Continuum
                               Return Fund II, LLC

ACP ADVANTAGE CONTINUUM RETURN FUND

FINANCIAL HIGHLIGHTS IN LIQUIDATION
--------------------------------------------------------------------------------

The Financial Highlights tab is intended to help you understand the Fund's financial performance for the past periods. Certain information reflects financial results for a single Fund share. The total return in the table represents the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all distributions).

                                                                         ACP ADVANTAGE CONTINUUM
                                                                               RETURN FUND

                                                          -----------------------------------------------------
                                                           Six Months         January 1,      November 1, 2003*
                                                              Ended            2004 to          (Commencement
                                                          June 30, 2005      December 31,     of Operations) to
                                                           (Unaudited)          2004          December 31, 2003
Per Share Operating Performance:
Net Asset Value, beginning of period                        $     0            $ 10.09             $ 10.00

    Net investment loss                                           0**            (0.22)**            (0.04)
    Net realized and unrealized gains                             0               0.54                0.13
                                                            -------            -------             -------
    Total from investment operations                              0               0.32                0.09
                                                            -------            -------             -------

    Distributions from net investment income
        and realized gains                                        0              (0.01)              (0.00)
                                                            -------            -------             -------
    Liquidation distribution                                                    (10.40)

Net asset value, end of period***                           $     0            $     0             $ 10.09
                                                            =======            =======             =======

Annualized Ratios to average net assets:****
    Net investment loss                                           0%             (2.14)%             (2.53%)
    Gross Expenses (before waivers and reimbursements)            0%             49.44%             486.06%
    Expenses waived/reimbursed                                    0%             47.06%             483.53%
    Net Expenses (after waivers and reimbursements)               0%              2.38%               2.53%

    Net Assets at end of period                             $     0            $     0             $25,231

Total Return (not annualized)+                                    0%              2.48%               0.90%

 Portfolio Turnover (not annualized)                              0%                96%                  0%

----------
*     Commencement of Operations

**    Calculated using average shares outstanding during the period.

***   Represents Market Value Per Share.

****  Includes expenses allocated from Master Fund.

+ Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted.

See Note 2 for discussion of allocations from the Master Fund and its impact on the financial highlights.

ACP ADVANTAGE CONTINUUM RETURN FUND

NOTES TO FINANCIAL STATEMENTS IN LIQUIDATION - JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

1.    ORGANIZATION AND INVESTMENT OBJECTIVE:

      ACP Funds Trust (the "Trust"), a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed end management investment company with four active series. The financial statements included herein are those of the ACP Advantage Continuum Return Fund (the "Fund"). The Fund has only one class of beneficial interest that may be issued in an unlimited number.

      Effective December 13, 2004, the Board of Directors approved the formal liquidation of the Fund, effective December 31, 2004. As a result, the Fund changed its basis of accounting to a liquidation basis. The Fund has no assets or liabilities.

      The Fund is only  authorized to issue shares in  transactions  that do not involve a public  offering  within  the  meaning  of  Section  4(2) of the
      Securities Act of 1933, as amended (the "Securities Act"). Only "accredited investors," as defined in Regulation D under the Securities Act, would be permitted to invest in the Fund. Shares of the Fund have not been registered under the Securities Act or the securities laws of any state and are subject to restrictions on transferability and resale.

      The Board of Trustees of the Fund has overall responsibility to manage and control the business affairs of the Fund, including the complete and exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Board of Trustees exercises the same powers, authority and responsibilities on behalf of the Trust as are customarily exercised by the board of directors of a registered investment company organized as a corporation. The Board of Trustees of the Fund consists of the same persons as the board of directors of the Master Fund (as defined below).

      The investment objective of the Fund was to achieve an absolute return in excess of the return on the U.S. three-month Treasury bill by investing substantially all of its assets in ACP Continuum Return Fund II, LLC (the "Master Fund") that has the same investment objective as the Fund. The Master Fund primarily invests its assets among a select group of unregistered funds whose investment style is primarily opportunistic and that are believed to be able to generate above average returns while maintaining strict risk controls in order to keep losses to a minimum.

      Ascendant Capital Partners LP, (the "Investment Manager") serves as the investment manager to the Fund and as the investment manager to the Master Fund. The Investment Manager is registered as an investment adviser with the Securities and Exchange Commission under the Investment Advisors Act of 1940, as amended. Turner Investment Partners, Inc. ("Turner") is a minority investor in the Investment Manager. The financial statements of the Master Fund, including the Schedule of Investments, are included elsewhere in this report and should be read with the Fund's financial statements. As a result of its liquidation, the Fund does not currently hold any interest in the Master Fund.

ACP ADVANTAGE CONTINUUM RETURN FUND

NOTES TO FINANCIAL STATEMENTS IN LIQUIDATION - JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
(CONTINUED)

2.    SIGNIFICANT ACCOUNTING POLICIES:

      The following is a summary of the significant accounting policies followed by the Fund.

      USE OF ESTIMATES -The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

      VALUATION - The net asset value of the Fund is equal to the Fund's proportionate interest in the net assets of the Master Fund, plus any cash or other assets of the Fund minus all liabilities (including accrued expenses) of the Fund. Valuation of the Fund's interest in the Master Fund is based on the investment in underlying securities held by the Master Fund. The Master Fund will value interests in the Underlying Funds at fair value, which ordinarily will be the value determined by their respective investment managers, in accordance with procedures established by the Board of Directors. Investments in Underlying Funds are subject to the terms of the Underlying Funds' offering documents. Valuations of the Underlying Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Underlying Funds' managers as required by the Underlying Funds' offering documents. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed and the differences could be material. The accounting policies of the Master Fund, including the valuation of securities held by the Master Fund, will directly affect the Fund and are discussed in the Notes to Financial Statements of the Master Fund included elsewhere in this report.

      ALLOCATION FROM MASTER FUND - As required by accounting principles generally accepted in the United States, the Fund records its allocated portion of income, expense, realized gains and losses and unrealized gains and losses from the Master Fund.

      TAX BASIS REPORTING - Because the Master Fund invests primarily in investment funds that are treated as partnerships for U.S. Federal tax purposes, the tax character of the Fund's allocated earnings is established dependent upon the tax filings of the investee partnerships. Accordingly, the tax basis of these allocated earnings and the related balances are not available as of the reporting date. As such, the components of net assets in the statements of assets and liabilities have not been adjusted to reflect these amounts, and certain other tax basis disclosures have not been made.

      NET ASSET VALUE PER SHARE - The net asset value per share of the Fund is calculated at the end of each allocation period, which is generally the last day of each month. It is computed by dividing the assets of the Fund, less its liabilities, by the number of outstanding shares of the Fund.

      FUND LEVEL INCOME AND EXPENSES - Interest income on any cash or cash equivalents held by a Fund and not invested into the Master Fund will be recognized on the accrual basis. Expenses that

ACP ADVANTAGE CONTINUUM RETURN FUND

NOTES TO FINANCIAL STATEMENTS IN LIQUIDATION - JUNE 30, 2005 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

      FUND LEVEL INCOME AND EXPENSES - (continued)

      are specifically attributed to the Fund are charged to the Fund. Common expenses of the Trust are allocated among all the series of the Trust on the basis of relative net assets. In addition, the Fund also bears its proportionate share of the expenses of the Master Fund. Because the Fund bears its proportionate share of the management fees of the Master Fund, the Fund does not pay any additional compensation directly to the Investment Manager. See Note 3 for discussion of distribution and shareholder servicing fees.

      DIVIDENDS AND DISTRIBUTIONS - The Fund pays distributions of net income, if any, annually. Any net realized capital gains on sales of securities, if any, are distributed to shareholders at least annually. There were no distributions made by the Fund for the six months ended June 30, 2005.

3.    TRANSACTIONS WITH AFFILIATES:

      Certain officers of the Trust and of the Fund are also officers of the Investment Manager or Turner. Such officers are paid no fees by the Trust or the Fund for serving as officers and trustees of the Trust or the Fund.

      Prior to May of 2004, Turner Investment Distributors, Inc., a subsidiary of Turner, acted as Placement Agent to the Fund. The Fund has adopted a Distribution and Shareholder Services Plan applicable to its shares that provides for annual distribution and shareholder services fees of 1.00% of net assets.

4.    FUND LEVEL INCOME AND EXPENSES

      Interest income on any cash or cash equivalents held by a Fund and not invested into the Master Fund will be recognized on the accrual basis. The Advisor has paid certain Fund expenses such as organization costs. Other expenses that are specifically attributed to one of the Funds are charged to that Fund.

5.    FEDERAL INCOME TAXES:

      The Fund is classified as a separate taxable entity for Federal income tax purposes. The Fund intends to continue to qualify as separate "regulated investment company" under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision has been made. Distributions to shareholders are based on ordinary income and long-term capital gains as determined in accordance with federal income tax regulations, which may differ from income and net realized capital gains determined under accounting principles generally accepted in the United

ACP ADVANTAGE CONTINUUM RETURN FUND

NOTES TO FINANCIAL STATEMENTS IN LIQUIDATION - JUNE 30, 2005 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

5.    FEDERAL INCOME TAXES (CONTINUED):

      States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent; adjustments will be made to the appropriate equity accounts in the period that the differences arise. For Federal income tax purposes, any capital loss carryforwards may be carried forward and applied against future capital gains.

6.    RISK FACTORS:

      An investment in the Fund involves significant risks that should be carefully considered prior to investment and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Master Fund intends to invest substantially all of its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Master Fund may not be able to resell some of its securities holdings for extended periods, which may be several years. No guarantee or representation is made that the investment objective will be met.

7.    REDEMPTIONS AND REPURCHASE OF SHARES:

      The Fund is registered as a closed-end fund. Unlike an open-end mutual fund, no shareholder or other person holding shares will have the right to require the Fund to redeem those shares or portion thereof. With very limited exceptions shares of the Fund are not transferable. There is no public market for the shares, and none is expected to develop. Consequently, shareholders may not be able to liquidate their investment other than as a result of repurchases of shares by the Fund.

      The Board of Trustees may, from time to time and in their sole discretion, cause the Fund to repurchase shares from shareholders pursuant to written tenders by shareholders at such times and on such terms and conditions as established by the Board of Trustees. In determining whether the Fund should offer to repurchase shares, the Board of Trustees will consider the recommendation of the Investment Manager. The Investment Manager expects that it will generally recommend to the Board of Trustees that the Fund offer to repurchase Units from shareholders twice each year, effective March 31 and September 30.

8.    GUARANTEES

      In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

                                 ACP FUNDS TRUST

                   ACP ADVANTAGE STRATEGIC OPPORTUNITIES FUND
                 ACP ADVISER SERIES STRATEGIC OPPORTUNITIES FUND
              ACP INSTITUTIONAL SERIES STRATEGIC OPPORTUNITIES FUND

                               SEMI ANNUAL REPORT

               FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

                               SEMI ANNUAL REPORT

                                 ACP FUNDS TRUST

                            JUNE 30, 2005 (UNAUDITED)

                                TABLE OF CONTENTS

Statements of Assets and Liabilities                                           1
Statements of Operations                                                       2
Statements of Changes in Net Assets                                            3
Statements of Cash Flows                                                       4
Financial Highlights                                                           5
Notes to Financial Statements                                                  8

Financial Statements of ACP Strategic Opportunities Fund II, LLC               I

ACP FUNDS TRUST

STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                          ACP                  ACP                 ACP
                                                                       ADVANTAGE         ADVISER SERIES       INSTITUTIONAL
                                                                       STRATEGIC            STRATEGIC       SERIES STRATEGIC
                                                                     OPPORTUNITIES        OPPORTUNITIES       OPPORTUNITIES
                                                                         FUND                 FUND                FUND
                                                                   --------------------------------------------------------
ASSETS

 Investments in ACP Strategic Opportunities Fund II, LLC, at
  value (cost $810,684, $575,068 and $1,000,091, respectively)      $      851,802       $      607,112      $    1,028,017
 Receivable from management reimbursement                                   34,724               37,074              39,825
                                                                    --------------       --------------      --------------
    TOTAL ASSETS                                                           886,526              644,186           1,067,842
                                                                    --------------       --------------      --------------

LIABILITIES

 Distribution fees payable                                                   5,992                1,517                  --
 Shareholder servicing fees payable                                          1,016                1,517                  --
 Other accrued expenses                                                     35,922               37,984              40,644
                                                                    --------------       --------------      --------------

    TOTAL LIABILITIES                                                       42,930               41,018              40,644
                                                                    --------------       --------------      --------------

    NET ASSETS*                                                     $      843,596       $      603,168      $    1,027,198
                                                                    ==============       ==============      ==============

NET ASSETS CONSIST OF:

 Paid-in capital                                                    $      811,715       $      575,177      $    1,000,652
 Accumulated net investment loss                                           (20,048)             (12,147)             (7,585)
 Accumulated net realized gain from investments                             20,727               15,672              10,411
 Accumulated net unrealized appreciation on investments                     31,202               24,466              23,720
                                                                    --------------       --------------      --------------
    TOTAL NET ASSETS                                                $      843,596       $      603,168      $    1,027,198
                                                                    ==============       ==============      ==============

Shares Outstanding                                                          74,646               53,940              91,527
Net Asset Value per Share, Offering and Redemption Price
per Share                                                           $        11.30       $        11.18      $        11.22

*See Note 2 for Discussion of allocations from master fund and its effect on the components of net assets.

                        See Notes to Financial Statements

ACP FUNDS TRUST

STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                             ACP                 ACP                  ACP
                                                                          ADVANTAGE         ADVISER SERIES       INSTITUTIONAL
                                                                          STRATEGIC           STRATEGIC        SERIES STRATEGIC
                                                                        OPPORTUNITIES       OPPORTUNITIES       OPPORTUNITIES
                                                                             FUND                FUND                FUND
                                                                        -------------------------------------------------------
NET INVESTMENT LOSS ALLOCATED FROM MASTER FUND:
 Interest                                                               $         676       $         453       $         708
 Expenses**                                                                    (5,141)             (3,331)             (4,802)
                                                                        -------------       -------------       -------------
     Net investment loss allocated from Master Fund*                           (4,465)             (2,878)             (4,094)
                                                                        -------------       -------------       -------------

FUND EXPENSES
OPERATING EXPENSES:
 Sub-administration and accounting fees                                        12,000              12,000              12,000
 Professional fees                                                              6,500               6,500               6,500
 Transfer agent fees                                                            7,560               2,100               5,600
 Distribution fees                                                              2,963                 676                  --
 Custody fees                                                                     600                 600                 600
 Shareholder servicing fees                                                       988                 676                  --
 Miscellaneous fees                                                               510                 110                 111
                                                                        -------------       -------------       -------------
     Total operating expenses                                                  31,121              22,662              24,811

  Sub-administration and accounting fee waivers                               (12,000)                 --                  --
  Reimbursement from investment manager                                       (14,577)            (20,904)            (24,190)
                                                                        -------------       -------------       -------------

     Net operating expenses                                                     4,544               1,758                 621
                                                                        -------------       -------------       -------------

NET INVESTMENT LOSS                                                            (9,009)             (4,636)             (4,715)
                                                                        -------------       -------------       -------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS ALLOCATED FROM
 MASTER FUND

 Net realized gains                                                             6,592               4,695               7,956
 Net increase in unrealized appreciation                                        4,254               3,146              11,795
                                                                        -------------       -------------       -------------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS ALLOCATED
 FROM MASTER FUND                                                              10,846               7,841              19,751
                                                                        -------------       -------------       -------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    $       1,837       $       3,205       $      15,036
                                                                        =============       =============       =============

----------
* See Note 2 for Discussion of allocations from the Master Fund and its effect on the components of net assets.

**    Includes expense waivers of $5,260, $3,441 and $5,094, respectively.

                        See Notes to Financial Statements

ACP FUNDS TRUST

STATEMENTS OF CHANGES IN NET ASSETS - JUNE 30, 2005
--------------------------------------------------------------------------------

                                                                       ACP              ACP               ACP
                                                                    ADVANTAGE     ADVISER SERIES     INSTITUTIONAL
                                                                    STRATEGIC        STRATEGIC     SERIES STRATEGIC
                                                                  OPPORTUNITIES   OPPORTUNITIES      OPPORTUNITIES
                                                                       FUND            FUND               FUND
                                                                  -------------------------------------------------
        NET ASSETS AT DECEMBER 31, 2003                           $    80,205       $    26,193       $   104,899
                                                                  -----------       -----------       -----------

OPERATING ACTIVITIES

    Net investment loss                                               (10,139)           (7,255)           (1,848)
    Net realized gains on investments                                  14,198            10,977             2,455
    Net change in unrealized appreciation on investments               21,874            19,980             6,565
                                                                  -----------       -----------       -----------

        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           25,933            23,702             7,172
                                                                  -----------       -----------       -----------

DISTRIBUTION TO SHAREHOLDERS

    Net investment income                                                 (78)             (106)             (550)
    Realized gains                                                        (11)               (3)              (11)
                                                                  -----------       -----------       -----------
DECREASE IN NET ASSETS FROM DISTRIBUTION                                  (89)             (109)             (561)
                                                                  -----------       -----------       -----------

CAPITAL SHARE TRANSACTIONS

    Proceeds from shares issued                                       538,687           450,068                --
    Distribution Reinvestment                                              89               109               561
                                                                  -----------       -----------       -----------

INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS                538,776           450,177               561
                                                                  -----------       -----------       -----------

        TOTAL INCREASE IN NET ASSETS                                  564,620           473,770             7,172

        NET ASSETS AT DECEMBER 31, 2004                               644,825           499,963           112,071
                                                                  -----------       -----------       -----------

        FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

OPERATING ACTIVITIES

    Net investment loss                                                (9,009)           (4,636)           (4,715)
    Net realized gains on investments                                   6,592             4,695             7,956
    Net change in unrealized appreciation on investments                4,254             3,146            11,795
                                                                  -----------       -----------       -----------

        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            1,837             3,205            15,036
                                                                  -----------       -----------       -----------

CAPITAL SHARE TRANSACTIONS

    Proceeds from shares issued                                       196,934           100,000           900,091
                                                                  -----------       -----------       -----------

INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS                196,934           100,000           900,091
                                                                  -----------       -----------       -----------

        TOTAL INCREASE IN NET ASSETS                                  198,771           103,205           915,127

        NET ASSETS AT JUNE 30, 2005                               $   843,596       $   603,168       $ 1,027,198
                                                                  ===========       ===========       ===========

                        See Notes to Financial Statements

ACP FUNDS TRUST

STATEMENT OF CASH FLOWS - FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                          ACP               ACP                ACP
                                                                       ADVANTAGE       ADVISER SERIES      INSTITUTIONAL
                                                                       STRATEGIC         STRATEGIC       SERIES STRATEGIC
                                                                     OPPORTUNITIES     OPPORTUNITIES      OPPORTUNITIES
                                                                         FUND               FUND               FUND
                                                                     -----------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
 Increase in Members' Capital from operations                        $       1,837      $       3,205      $      15,036
     Adjustments to reconcile increase in Members' Capital from operations to net cash used in operating activities:
         Increase in investments in ACP Strategic
         Opportunities Fund II, LLC                                       (196,934)          (100,000)           900,091
         Net Increase in appreciation on investment in ACP
         Strategic Opportunity Fund II, LLC                                 (6,381)            (4,963)           (15,657)
         Increase in receivables from investment manager                   (11,862)           (19,870)           (23,575)
         Increase in distribution fees payable                               3,945                676                 --
         Increase in shareholder servicing fees payable                          7                676                 --
         Increase in other accrued expenses                                 12,454             20,276             24,196
                                                                     -------------      -------------      -------------

     Net cash used in operating activities                                (196,934)          (100,000)          (900,091)
                                                                     -------------      -------------      -------------

CASH FLOWS FROM FINANCING ACTIVITIES
     Capital contributions                                                 196,934            100,000            900,091
     Capital Withdrawals                                                        --                 --                 --
                                                                     -------------      -------------      -------------
     Net cash provided by financing activities                             196,934            100,000            900,091
                                                                     -------------      -------------      -------------

NET CASH PROVIDED BY FINANCING ACTIVITY
Net change in cash and cash equivalents                                         --                 --                 --
Cash and cash equivalents at beginning of period                                --                 --                 --
                                                                     -------------      -------------      -------------
Cash and cash equivalents at end of period                           $          --      $          --      $          --
                                                                     =============      =============      =============

                        See Notes to Financial Statements

ACP FUNDS TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understands the Fund's financial performance for the past periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all distributions).

                                                                              ACP
                                                                           ADVANTAGE
                                                                           STRATEGIC
                                                                       OPPORTUNITIES FUND
                                                  ------------------------------------------------------------
                                                  For the Six Months                           For the Period
                                                        Ended           For the Year          July 1, 2003(a)
                                                    June 30, 2005          Ended                     to
                                                     (Unaudited)      December 31, 2004      December 31, 2003
Per Share Operating Performance:
Net asset value, beginning of period                  $   11.28          $   10.66                $   10.00
  Income from investment operations:
     Net investment loss                                   (.12)(b)          (0.30)(b)                (0.11)
     Net realized and unrealized gains on
       investment transactions                              .14               0.92                     0.77
                                                      ---------          ---------                ---------
     Total from investment operations                       .02               0.62                     0.66
                                                      ---------          ---------                ---------

     Distributions from net investment
       income and realized gains                          (0.00)             (0.00)++                 (0.00)
                                                      ---------          ---------                ---------

Net asset value, end of period(c)                     $   11.30          $   11.28                $   10.66
                                                      =========          =========                =========

Annualized Ratios to Average Net Assets(d)
     Net investment loss                                   2.20%              2.71%                    2.89%
     Expenses, before waivers &
       reimbursements                                     10.15%             17.48%                  144.96%
     Expenses waived/reimbursed                            7.78%             14.73%                  142.06%
     Expenses, after waivers &
       reimbursements                                      2.37%              2.75%                    2.90%

Total return (not annualized)+                             0.18%              5.82%                    6.63%

Portfolio Turnover (not annualized)                           0%                 1%                       0%

Net Assets, end of period                             $ 843,596          $ 644,825                $  80,205

----------
(a)   Commencement of Operations.

(b)   Calculated using average shares outstanding during the period.

(c)   Represents Market Value Per Share.

(d)   Includes net expense allocated from Master Fund.

+ Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted.

++    Less than $0.00 per share distribution.

See Note 2 for discussion of allocations from the Master Fund and its impact on the financial highlights.



                        See Notes to Financial Statements

ACP FUNDS TRUST

--------------------------------------------------------------------------------

The financial highlights table is intended to help you understands the Fund's financial performance for the past periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all distributions).

                                                                               ACP
                                                                         ADVISER SERIES
                                                                            STRATEGIC
                                                                       OPPORTUNITIES FUND
                                                  -------------------------------------------------------------

                                                    For the Six                                For the Period
                                                  Months Ended           For the Year        October 1, 2003(a)
                                                  June 30, 2005              Ended                   to
                                                   (Unaudited)         December 31, 2004     December 31, 2003
Per Share Operating Performance:
Net asset value, beginning of period                  $  11.14             $  10.48               $  10.00
  Income from investment operations:
     Net investment loss                                  (.09)(b)            (0.24)(b)              (0.06)
     Net realized and unrealized gains on
        investment transactions                            .13                 0.90                   0.54
                                                      --------             --------               --------
     Total from investment operations                      .04                 0.66                   0.48
                                                      --------             --------               --------
     Distributions from net investment
        income and realized gains                        (0.00)               (0.00)++               (0.00)
                                                      --------             --------               --------

Net asset value, end of period(c)                     $  11.18             $  11.14               $  10.48
                                                      ========             ========               ========

Annualized Ratios to Average Net Assets(d)
     Net investment loss                                  1.71%                2.20%                  2.27%
     Expenses, before waivers &
        reimbursements                                   10.88%               16.82%                380.69%
     Expenses waived/reimbursed                           9.00%               14.57%                378.42%
     Expenses, after waivers &
        reimbursements                                    1.88%                2.25%                  2.27%

Total return (not annualized)+                            0.36%                6.30%                  4.77%

Portfolio Turnover (not annualized)                          0%                   0%                     0%

Net Assets, end of period                             $603,168             $499,963               $ 26,193

----------
(a)   Commencement of Operations.

(b)   Calculated using average shares outstanding during the period.

(c)   Represents Market Value Per Share.

(d)   Includes net expense allocated from Master Fund.

+ Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted.

++    Less than $0.00 per share distribution.

See Note 2 for discussion of allocations from the Master Fund and its impact on the financial highlights.

                        See Notes to Financial Statements

ACP FUNDS TRUST

--------------------------------------------------------------------------------


The financial highlights table is intended to help you understands the Fund's financial performance for the past periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all distributions).

                                                                                         ACP
                                                                                    INSTITUTIONAL
                                                                                  SERIES STRATEGIC
                                                                                 OPPORTUNITIES FUND
                                                         ------------------------------------------------------------------
                                                          For the Six Months                              For the Period
                                                         Ended June 30, 2005     For the Year Ended     October 1, 2003(a)
                                                              (Unaudited)         December 31, 2004    to December 31, 2003
Per Share Operating Performance:
Net asset value, beginning of period                           $ 11.15                $  10.49               $  10.00
   Income from Investment Operations:
     Net investment loss                                           (.06)(b)              (0.18)(b)              (0.05)
     Net realized and unrealized gains on investment
       transactions                                                 .13                   0.90                   0.54
                                                               --------               --------               --------
     Total from investment operations                               .07                   0.72                   0.49
                                                               --------               --------               --------

     Distributions from net investment income and
       realized gains                                             (0.00)                 (0.06)                 (0.00)
                                                               --------               --------               --------
     Net asset value, end of period(c)                         $  11.22               $  11.15               $  10.49
                                                               ========               ========               ========

Annualized Ratios to Average Net Assets(d)

     Net investment loss                                           1.14%                  1.72%                  1.78%
     Expenses, before waivers & reimbursements                     8.36%                 42.79%                 98.09%
     Expenses waived/reimbursed                                    7.05%                 41.04%                 96.30%
     Expenses, after waivers & reimbursements                      1.31%                  1.75%                  1.79%

Total return (not annualized)+                                      .63%                  6.29%                  4.90%

Portfolio Turnover (not annualized)                                   0%                     0%                     0%

Net Assets, end of period                                    $ 1,027,198              $ 112,071              $ 104,899

----------
(a)   Commencement of Operations.

(b)   Calculated using average shares outstanding during the period.

(c)   Represents Market Value Per Share.

(d)   Includes net expense allocated from Master Fund.

+ Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted.

See Note 2 for discussion of allocations from the Master Fund and its impact on the financial highlights.

                        See Notes to Financial Statements

ACP FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

1.    ORGANIZATION AND INVESTMENT OBJECTIVE:

      ACP Funds Trust (the "Trust"), a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as a non-diversified, closed-end management investment company with four active series. The financial statements included herein are those of the ACP Advantage Strategic Opportunities Fund, ACP Adviser Series Strategic Opportunities Fund and ACP Institutional Series Strategic Opportunities Fund (each a "Fund" and together the "Funds"). Each Fund has only one class of beneficial interest that may be issued in an unlimited number.

      Shares of all Funds of the Trust represent equal prorata interests in such Trust, except that each Fund bears different expenses which reflect the difference in the range of services provided to them.

      The Funds issue shares only in transactions that do not involve a public offering within the meaning of Section 4(2) of the Securities Act of 1933, as amended (the "Securities Act"). Only "accredited investors," as defined in Regulation D under the Securities Act, may invest in the Funds. Shares of the Funds have not been registered under the Securities Act or the securities laws of any state and are subject to restrictions on transferability and resale.

      The Board of Trustees of the Funds has overall responsibility to manage and control the business affairs of the Funds, including the complete and exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Funds' business. The Board of Trustees exercises the same powers, authority and responsibilities on behalf of the Trust as are customarily exercised by the board of directors of a registered investment company organized as a corporation. The Board of Trustees of the Funds consists of the same persons as the Board of Directors of the Master Fund (as defined below).

      The investment objective of the Funds is to achieve an absolute return in excess of the long-term return of the U.S. equity market. The Funds attempt to achieve this objective by investing substantially all of their assets in ACP Strategic Opportunities Fund II, LLC (the "Master Fund") that has the same investment objective as the Funds. The Master Fund will primarily invest its assets among a select group of unregistered funds ("Underlying Funds") whose investment style is primarily opportunistic and that are believed to be able to generate above average returns while maintaining strict risk controls in order to keep losses to a minimum.

      Ascendant Capital Partners LLC, (the "Investment Manager") serves as the investment manager to each of the Funds and as the investment manager to the Master Fund. The Investment Manager is registered as an investment adviser with the Securities and Exchange Commission under the Investment Advisors Act of 1940, as amended. Turner Investment Partners, Inc. ("Turner") is a minority investor in the Investment Manager. The financial statements of the Master Fund, including the Schedule of Investments, are attached to this report and should be read with the Funds' financial statements. The percentages of the Master Fund owned by Advantage Strategic Opportunities Fund, Adviser Series Strategic Opportunities Fund and Institutional Series Strategic Opportunities Fund at June 30, 2005 were 5.02%, 3.58% and 6.06%, respectively.

ACP FUNDS TRUST

--------------------------------------------------------------------------------

2.    SIGNIFICANT ACCOUNTING POLICIES:

      These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and are expressed in United States dollars. The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

      USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

      VALUATION - Valuation of each Fund's interest in the Master Fund is based on the investment in underlying securities held by the Master Fund. The Master Fund will value interests in the Underlying Funds at fair value, which ordinarily will be the value determined by their respective investment managers, in accordance with procedures established by its board of directors. Investments in Underlying Funds are subject to the terms of the Underlying Funds' offering documents. Valuations of the Underlying Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Underlying Funds' managers as required by the Underlying Funds' offering documents. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed and the differences could be material. The accounting policies of the Master Fund, including the valuation of securities held by the Master Fund, will directly affect the Funds and are discussed in the Notes to Financial Statements of the Master Fund attached to this report.

      ALLOCATION FROM MASTER FUND - As required by accounting principles generally accepted in the United States of America, each Fund records its allocated portion of income, expense, realized gains and losses and unrealized gains and losses from the Master Fund.

      TAX BASIS REPORTING - Because the Master Fund invests primarily in investment funds that are treated as partnerships for U.S. Federal tax purposes, the tax character of each Fund's allocated earnings is established dependent upon the tax filings of the investee partnerships. Accordingly, the tax basis of these allocated earnings and the related balances are not available as of the reporting date. As such, the components of net assets in the statements of assets and liabilities have not been adjusted to reflect these amounts, and certain other tax basis disclosures have not been made.

      NET ASSET VALUE - The net asset value of each Fund is equal to that Fund's proportionate interest in the net assets of the Master Fund, plus any cash or other assets of the Fund minus all liabilities (including accrued expenses) of the Fund. The net asset value per share of each Fund is calculated at the end of each allocation period, which is generally the last day of each month. It is computed by dividing the assets of the Fund, less its liabilities, by the number of outstanding shares of the Fund.

ACP FUNDS TRUST

--------------------------------------------------------------------------------

2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

      FUND LEVEL INCOME AND EXPENSES - Interest income on any cash or cash equivalents held by a Fund and not invested into the Master Fund will be recognized on the accrual basis. Expenses that are specifically attributed to one of the Funds are charged to that Fund. Common expenses of the Trust are allocated among the Funds on the basis of relative net assets. In addition, each Fund also bears its proportionate share of the expenses of the Master Fund. Because each Fund bears its proportionate share of the management fees of the Master Fund, the Funds do not pay any additional compensation directly to the Investment Manager. See Note 3 for discussion of distribution and shareholder servicing fees.

      DIVIDENDS AND DISTRIBUTIONS - The Fund pays distributions of net income annually. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

3.    TRANSACTIONS WITH AFFILIATES:

      Certain officers of the Trust and of the Funds are also officers of the Investment Manager or Turner. Such officers are paid no fees by the Trust or the Funds for serving as officers and trustees of the Trust or the Funds.

      Prior to May of 2004, Turner Investment Distributors, Inc., a subsidiary of Turner, acted as Placement Agent to the Fund. The Fund has obtained these services from other non-affiliated providers for the remainder of the year. The ACP Advantage Strategic Opportunities Fund has adopted a Distribution and Shareholder Services Plan applicable to its shares that provides for annual distribution and shareholder services fees of 1.00% of net assets. The ACP Adviser Series Strategic Opportunities Fund has adopted a Distribution and Shareholder Services Plan applicable to its shares that provides for annual distribution and shareholder services fees of 0.50% of net assets.

4.    OTHER SERVICE PROVIDERS:

      PFPC Inc. ("PFPC") serves as the transfer agent and dividend-disbursing agent for the Trust under a transfer agency agreement. PFPC also serves as the sub-administrator to the Trust. PFPC Trust Co. provides custodial services to the Trust. Effective April 2004, PFPC agreed to waive the accounting and administration fees for the year ended December 31, 2004, totaling $18,000 for ACP Advantage Strategic Opportunities Fund, $12,000 for ACP Advisor Strategic Opportunities Fund and $12,000 for ACP Institutional Series Strategic Opportunities Fund, respectively. For the six months ended June 30, 2005, accounting and administration fees of $12,000 was waived for the ACP Advantage Strategies Opportunities Fund.

5.    FEDERAL INCOME TAXES:

      Each Fund is classified as a separate taxable entity for Federal income tax purposes. Each Fund intends to continue to qualify as separate "regulated investment company" under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision has been made. Distributions to shareholders are based on ordinary income and long-term

ACP FUNDS TRUST

--------------------------------------------------------------------------------

5.    FEDERAL INCOME TAXES (CONTINUED):

      capital gains as determined in accordance with federal income tax regulations, which may differ from income and net realized capital gains determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments will be made to the appropriate equity accounts in the period that the differences arise. For Federal income tax purposes, any capital loss carryforwards may be carried forward and applied against future capital gains.

6.    RISK FACTORS:

      An investment in any of the Funds involves significant risks that should be carefully considered prior to investment and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Master Fund intends to invest substantially all of its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Master Fund may not be able to resell some of its securities holdings for extended periods, which may be several years. No guarantee or representation is made that the investment objective will be met.

7.    REDEMPTIONS AND REPURCHASE OF SHARES:

      Each of the Funds is registered as a closed-end fund. Unlike an open-end mutual fund, no shareholder or other person holding shares will have the right to require a Fund to redeem those shares or portion thereof. With very limited exceptions, shares of the Funds are not transferable. There is no public market for the shares, and none is expected to develop. Consequently, shareholders may not be able to liquidate their investment other than as a result of repurchases of shares by the Fund.

      The Board of Trustees may, from time to time and in their sole discretion, cause any or all of the Funds to repurchase shares from shareholders pursuant to written tenders by shareholders at such times and on such terms and conditions as established by the Board of Trustees. In determining whether a Fund should offer to repurchase shares, the Board of Trustees will consider the recommendation of the Investment Manager. The Investment Manager expects that it will generally recommend to the Board of Trustees that the Funds offer to repurchase Units from shareholders twice each year, effective March 31 and September 30.

ACP FUNDS TRUST

--------------------------------------------------------------------------------

8.    CAPITAL STOCK TRANSACTIONS:

      TRANSACTIONS ON SHARES WERE AS FOLLOWS FOR THE SIX MONTHS ENDED JUNE 30, 2005:

                                                                ACP                    ACP                   ACP
                                                             ADVANTAGE           ADVISER SERIES         INSTITUTIONAL
                                                             STRATEGIC              STRATEGIC          SERIES STRATEGIC
                                                           OPPORTUNITIES          OPPORTUNITIES         OPPORTUNITIES
                                                                FUND                  FUND                   FUND
                                                           -------------         --------------        ----------------
      Number of shares issued                                    17,481                  9,046                81,476
      Number of shares reinvested                                     0                      0                     0
                                                           ------------           ------------          ------------
      Net increase in shares outstanding                         17,481                  9,046                81,476
      Shares outstanding, beginning of period                    57,165                 44,894                10,051
                                                           ------------           ------------          ------------
      Shares outstanding, end of period                          74,646                 53,940                91,527
                                                           ============           ============          ============

9.    GUARANTEES:

      In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these agreements are dependent on future claims that may be made against the Funds, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

10.   CHANGE IN AUDITORS:

      On September 28, 2004, the Board of Directors engaged Deloitte & Touche LLP as independent auditors to audit the Fund's financial statements for the year ended December 31, 2004. During the Fund's fiscal year ended December 31, 2003, neither the Fund, nor anyone on the Fund's behalf, has consulted Deloitte & Touche LLP on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements or (ii) concerning the subject of a disagreement (as defined in paragraph (a)(1)(iv) of item 304 of Regulation S-K) or reportable event (as described in paragraph (a)(1)(v) of said item
      304).

           FOR QUALIFIED INVESTORS ONLY - NOT FOR PUBLIC DISTRIBUTION

                    ACP STRATEGIC OPPORTUNITIES FUND II, LLC

                              FINANCIAL STATEMENTS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2005

                                   (UNAUDITED)

2005 SEMI-ANNUAL REVIEW             ACP STRATEGIC OPPORTUNITIES STRATEGY

STRATEGY OBJECTIVE

The ACP Strategic Opportunities strategy employs hedged equity strategies focused on investing in long/short equity hedge funds. In general, it expects to maintain a net long bias. The main objective is to generate long-term absolute returns similar to those of stocks, but with significantly less volatility. The strategy seeks to generate returns that are not highly correlated with traditional stock investments, thereby providing investors with an opportunity for improved diversification of their overall portfolios.

PERFORMANCE AND STRATEGY REVIEW

During the second quarter of 2005 the ACP Strategic Opportunities strategy increased in value by 1.31% net of fees. This compares to a gain in the S&P 500 of 1.36%. Year to date 2005 we have shown a small gain of 0.69% while the S&P fell by 0.80%. Since inception April 2002, the strategy is up 14.66% net of fees.

Despite a rough start in 2002 when, due to a small asset base we were only invested in eight funds, we have managed to beat the S&P by 4.71% while incurring two thirds less risk. During this time the beta of our strategy has been 0.21. This was accomplished with little or no leverage and through equity investments that are priced daily. We are currently invested in seventeen hedge fund managers.

A sharp trend reversal in some of the economically sensitive sectors of the market caused problems for a few of our managers in April, but things improved during the last two months of the quarter. In May and June, stock prices were moved by individual company fundamentals, rather than macro events. Our managers' styles are more successful in these market conditions.

The goal of our typical hedge fund manager is to be compensated for identifying company fundamentals correctly while having risk controls in place to protect their portfolios from other market related risks. In other words, our managers are trying to identify individual winners from the losers and to generate returns from skill, not market exposure (i.e. alpha not beta). What they do is no different from traditional equity managers, except they have more tools at their disposal to minimize risk and accentuate return opportunities. Lastly, unlike a common hedge fund perception, many of our managers do not generate their returns from frenetic trading but from taking longer term views and positioning their portfolios accordingly. Our recent K1's indicate that only 50% of our return last year was realized and roughly 50% of that was classified as long-term gains.

As we move into the second half of the year we do believe that the possibility of problems exists for equities, but find it hard to make the case that things are going to fall apart. A flattening yield curve and slowing earnings growth are factors that do not bode well for the long side of the equity market. On the positive side, there is a lot of liquidity in the system which investors seem to be willing to put to work when the right opportunities arise. The possibility of a derivatives blow-up or a bursting of the much-talked-about housing bubble lurks on the horizon, but predicting the timing of such events has not proved to be a fruitful exercise. We would hope that the combination of all these factors leads to a continuation of the kind of environment we saw in May and June. We are aware, however, that markets are often driven by fear and greed, not fundamentals. We are confident our managers have risk controls in place to weather these times.


1235 Westlakes Drive Suite 130 Berwyn, PA 19312  610-993-9999   www.acpfunds.com

           FOR QUALIFIED INVESTORS ONLY - NOT FOR PUBLIC DISTRIBUTION

During the second quarter of 2005 we added two new sector funds to our portfolio; a technology focused fund and a financial services focused fund. We continue to search for individual hedge funds which generate high risk-adjusted returns that are not correlated to the overall equity market. Through this attempt we believe that we are fulfilling our role as a diversifier for our clients' other long-only equity holdings.

HEDGE FUNDS INDUSTRY UPDATE

Ray Dalio, from Bridgewater Associates, was recently quoted in Barron's saying that there is a "sea change" going on in the investment management business. Peter Bernstein, author and financial writer/consultant, wrote a piece in which he said that the investment management business was at a "point of inflection". What are they talking about and what does it have to do with the hedge fund industry?

Among the many insights in these pieces, two items clearly stand out: (1) The type and mix of investments that managers are employing is and will continue to change and (2) what investors are willing to pay these professionals for their services is evolving as well. It is interesting that after decades of squeezing the fees of traditional equity managers, institutional investors are now flocking into hedge funds and paying much higher fees. As my teenage kids say "what's up with that?"

What is happening is that the investing world is evolving into one where there is a distinction being made between passive investment decisions (called beta) and active investment decisions (alpha). In the past, the lines between these two became blurred (i.e. when an institutional investor wanted equity exposure they went out and hired active equity managers). The problem arose when, seeing that many of these managers were underperforming their benchmarks, investors realized that they not only would have done better using index products but they could have paid far less in fees. This has led to an "unbundling" effect where many investors are now beginning to separate their alpha and beta decisions. They are able to get their equity (beta) exposure cheaply and efficiently through index products and, conversely, are willing to pay higher fees for managers generating skill-based returns (alpha). The skill-based managers should be delivering high risk-adjusted returns relative to the passive investments and, hopefully, returns that exhibit little or no beta. An example of such a manager would be the recently added sector-focused financial services manager mentioned above. This fund is usually long and short equal dollar amounts of financial related equity securities. The returns generated by this fund are solely a function of stock selection, not exposure to the risks and returns of the financial sector or the overall market. Their mandate is very simple....
identify the winners from the losers, within the financial sector, and minimize beta exposure. If we just wanted exposure to the financial sector, we would purchase an ETF (exchange traded fund) and pay much lower fees.

Institutional investors at the forefront of this trend are employing strategies such as portable alpha, alpha overlay and absolute return. The key to the success of these strategies is the identification of managers who are able to generate the alpha part of the equation. These managers tend to run smaller amounts of money (size is the enemy of alpha) and are paid to perform. The hedge fund structure is uniquely suited to fill this role which explains a large part of the industry's recent growth. The fund of funds business plays an important role in providing access to portfolios of these smaller, harder to find managers.

We hope to be part of this "sea change" while continuing to fill an important role in our clients' asset allocation process. We believe that this evolution is still in its early stages and will significantly impact both the traditional and non-traditional investment industries for some time to come.


1235 Westlakes Drive Suite 130 Berwyn, PA 19312  610-993-9999   www.acpfunds.com

           FOR QUALIFIED INVESTORS ONLY - NOT FOR PUBLIC DISTRIBUTION

If you have any questions or would like to discuss some of the thoughts in this letter please give us a call. As always, we welcome your calls and look forward to hearing from you. Thank you for this opportunity to be of service.

All the best,

Gary E. Shugrue
President and Chief Investment Officer
Ascendant Capital Partners, LP

Performance shown for the previously mentioned strategy is net of all expenses charged to shareholders, and reflects the commitment of Ascendant Capital Partners to cap expenses. There is no guarantee that Ascendant will continue to subsidize the strategy at this level beyond its initial one-year commitment. Performance numbers for the indices shown do not reflect the deduction of fees; it is not possible to invest in any particular index. Information regarding the strategy set forth herein, including discussions regarding performance and Ascendant's investment strategies, are qualified by reference to the Private Placement Memorandum. The memorandum contains important information about fees and expenses, as well as risks associated with an investment in the Fund. Please read it carefully before you invest or send money. This Fund may not be suitable for all investors. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, and investors may suffer losses in connection with an investment in the strategy.

(1)Refers to the Standard & Poor's Hedge Fund Index (S&P HFI). This index offers investors an investable benchmark that is designed to be representative of the broad range of major strategies that hedge funds employ. The index currently has 40 constituents from three sub-indices: S&P Arbitrage Index, S&P Event-Driven Index and S&P Directional Index, which in turn represent a total of nine specific strategies which are equally weighted to ensure a well-rounded representation of hedge fund investment approaches. Standard & Poor's commenced calculating values of the S&P HFI in October 2002. Performance before that date is pro forma returns derived from data received from the fund companies themselves to the extent available. Ascendant Capital Partners as well as Standard & Poor's can not verify the validity or accuracy of this data and does not recommend any investment or other decision based on their results or on any other index calculation.

RISK FACTORS

      o Hedge funds generally offer less liquidity than other investment securities, and are generally not subject to regulation under the U.S. federal securities laws.

      o Hedge funds are often dependent for their success upon the efforts of one or a relatively few number of individuals.

      o Hedge funds typically offer only periodic redemptions, and there is generally no secondary market for investors to access for liquidity purposes.

FUNDS THAT INVEST IN HEDGE FUNDS, SUCH AS THOSE MANAGED BY ASCENDANT, PRESENT ADDITIONAL CONSIDERATIONS FOR INVESTORS:

      o These funds are dependent upon the ability of their advisers to select and hold individual hedge funds.

      o Investors in these funds cannot readily sell or dispose of their interests in the secondary market, and may look only to the funds for periodic (and, possibly, limited) liquidity.

      o The fund of funds structure adds additional fees and expenses, which can materially impact an investor's returns.


1235 Westlakes Drive Suite 130 Berwyn, PA 19312  610-993-9999   www.acpfunds.com

           FOR QUALIFIED INVESTORS ONLY - NOT FOR PUBLIC DISTRIBUTION

                    ACP STRATEGIC OPPORTUNITIES FUND II, LLC

                            FOR THE SIX MONTHS ENDED
                                  JUNE 30, 2005
                                   (UNAUDITED)

                                TABLE OF CONTENTS

Schedule of Investments                                                      1
Statement of Assets, Liabilities and Members' Capital                        2
Statement of Operations                                                      3
Statements of Changes in Members' Capital                                    4
Statement of Cash Flows                                                      5
Financial Highlights                                                         6
Notes to Financial Statements                                                7
Other Information                                                           13

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

SCHEDULE OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

                                                                    FAIR VALUE
                                                                   -------------
INVESTMENTS IN UNDERLYING FUNDS ^ # - 98.22%
LONG/SHORT EQUITY:
     BIOTECHNOLOGY/PHARMACEUTICALS - 12.57%
           Mallette Capital Biotech Fund, LP (Cost $1,000,000)     $   1,036,161
           Symmetry Capital Partners, LP (Cost $1,150,000)             1,096,185
                                                                   -------------
                                                                       2,132,346
                                                                   -------------

     CONSUMER - 10.89%
           Falconer Capital Partners, LP (Cost $1,000,000)             1,092,352
           Zeke, LP (Cost $590,000)                                      756,878
                                                                   -------------
                                                                       1,849,230
                                                                   -------------
     DIVERSIFIED - 42.69%
           Bull Path Fund I, LP (Cost $450,000)                          482,978
           Copper Beech Partners Fund, LP (Cost $950,000)              1,090,106
           Everglades Partners, LP (Cost $790,000)                     1,000,564
           Healy Circle Partners, LP (Cost $1,308,000)                 1,510,475
           Redstone Investors, LP (Cost $900,000)                      1,044,015
           Sonar Partners, LP (Cost $1,000,000)                        1,070,120
           Trivium Onshore Fund, LP (Cost $1,000,000)                  1,044,865
                                                                   -------------
                                                                       7,243,123
                                                                   -------------
     FINANCIAL SERVICES - 5.99%
           Castine Partners, LP (Cost $1,000,000)                      1,016,500
                                                                   -------------

     HEALTHCARE - 5.23%
           Continental Healthcare Fund, LP (Cost $800,000)               887,363
                                                                   -------------

     NATURAL RESOURCES - 6.66%
           Van Eck Hard Asset, LP (Cost $1,000,000)                    1,130,780
                                                                   -------------

     SMALL CAP CORE - 4.70%
           Inwood Capital Fund, LP (Cost $790,000)                       797,349
                                                                   -------------

     TECHNOLOGY - 5.02%
           Brightfield Partners, LP (Cost $690,000)                      852,595
                                                                   -------------

     VALUE - 4.47%
           North Star Partners II, LP (Cost $590,000)                    758,662
                                                                   -------------

     TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $15,008,000)         16,667,948
     OTHER ASSETS LESS LIABILITIES - 1.78%                               301,555
                                                                   -------------
     MEMBERS' CAPITAL - 100%                                       $  16,969,503
                                                                   =============

^ - Securities are issued in private placement transactions and as such are restricted as to resale. Total cost and market value of restricted securities as of June 30, 2005 was $15,008,000 and $16,667,948, respectively.

# - Non-income producing securities.

                        See Notes to Financial Statements

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL (UNAUDITED)

--------------------------------------------------------------------------------

                                                                          JUNE 30, 2005
                                                                         --------------
ASSETS

Investments in Underlying Funds, at fair value (cost - $15,008,000)      $   16,667,948
Cash and cash equivalents                                                       359,932
Receivable from management reimbursement                                        115,276
Due from affiliates                                                               5,495
Interest receivable                                                                 712
                                                                         --------------

         TOTAL ASSETS                                                        17,149,363
                                                                         --------------

LIABILITIES

Management fee payable                                                           40,445
Accounting and Administration fee payable                                        72,317
Investor servicing fee payable                                                   12,000
Custody fee payable                                                               9,384
Board Of Directors fee payable                                                    4,750
Other accrued expenses                                                           40,964
                                                                         --------------

         TOTAL LIABILITIES                                                      179,860
                                                                         --------------

MEMBERS' CAPITAL                                                         $   16,969,503
                                                                         ==============

MEMBERS' CAPITAL
    Represented by:
         Capital Contributions (net)                                     $   15,555,740
         Accumulated net investment loss                                       (436,320)
         Accumulated net realized gain from investments                         190,135
         Accumulated net unrealized appreciation on
            investments                                                       1,659,948
                                                                         --------------

MEMBERS' CAPITAL                                                         $   16,969,503
                                                                         ==============

Units Outstanding (100,000,000 units authorized)                         $    1,479,391

Net Asset Value per Unit (offering and redemption price per unit)                 11.47

                        See Notes to Financial Statements

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

STATEMENT OF OPERATIONS (UNAUDITED)

--------------------------------------------------------------------------------

                                                                 SIX MONTHS ENDED
                                                                  JUNE 30, 2005
                                                                 ----------------
INVESTMENT INCOME:
        Interest                                                    $    12,692
                                                                    -----------

        TOTAL INVESTMENT INCOME                                          12,692
                                                                    -----------

OPERATING  EXPENSES:
        Management fees                                                  82,694
        Accounting and administration fees                               45,000
        Professional fees                                                37,000
        Board of Directors fees                                           9,000
        Investor servicing fees                                           9,000
        Custody fees                                                      6,928
        Other expenses                                                    1,934
                                                                    -----------

        TOTAL OPERATING EXPENSES                                        191,556
                                                                    -----------

        Reimbursement from Investment Manager                           (97,359)
                                                                    -----------

        NET OPERATING EXPENSES                                           94,197
                                                                    -----------

        NET INVESTMENT LOSS                                             (81,505)
                                                                    -----------

REALIZED AND UNREALIZED GAIN ON UNDERLYING FUNDS
        Net realized gain from investments                               73,775
        Net increase in unrealized appreciation on investments          157,340
                                                                    -----------

        NET REALIZED AND UNREALIZED GAIN ON UNDERLYING FUNDS            231,115
                                                                    -----------


INCREASE IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS              $   149,610
                                                                    ===========

                        See Notes to Financial Statements

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

STATEMENTS OF CHANGES IN MEMBERS' CAPITAL

--------------------------------------------------------------------------------

                                                    SIX MONTHS ENDED           FOR THE
                                                      JUNE 30, 2005          YEAR ENDED
                                                       (UNAUDITED)        DECEMBER 31, 2004
                                                    ----------------      -----------------
Members' Capital at beginning of period             $     13,576,780       $      7,584,922

    Capital contributions                                  3,687,360              5,218,821

          Capital withdrawals                               (444,247)                  (980)

    Net investment loss                                      (81,505)              (180,587)

    Net realized gain from investments in
       Underlying Funds                                       73,775                296,813

    Net increase in unrealized appreciation on
       investments in Underlying Funds                       157,340                657,791
                                                    ----------------       ----------------

Members' Capital at end of period                   $     16,969,503       $     13,576,780
                                                    ================       ================

                        See Notes to Financial Statements

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

STATEMENT OF CASH FLOWS (UNAUDITED)

--------------------------------------------------------------------------------

                                                                             SIX MONTHS ENDED
                                                                              JUNE 30, 2005
                                                                             ----------------
CASH FLOWS FROM OPERATING ACTIVITIES
Increase in Members' Capital from investment operations                       $      149,610
     Adjustments to reconcile increase in Members' Capital from investment operations to net cash used in operating activities:
              Purchases of Underlying Funds                                       (4,400,000)
              Proceeds from redemption of Underlying Funds                           513,775
              Net realized gain on redemption of Underlying Funds                    (73,775)
              Net appreciation on investments in Underlying Funds                   (157,340)
              Decrease in receivable for redemption of Underlying Funds              112,816
              Decrease in investment in Underlying Funds paid in advance             500,000
              Increase in receivable from management reimbursement                   (50,911)
              Increase in due from affiliates                                         (5,495)
              Increase in interest receivable                                           (712)
              Decrease in management fee payables                                   (127,042)
              Increase in board of directors fee payable                               4,750
              Decrease in other accrued expenses                                     (12,950)
                                                                              --------------
     Net cash used in operating activities                                        (3,547,274)
                                                                              --------------

CASH FLOWS FROM FINANCING ACTIVITIES
      Capital contributions                                                        3,687,360
      Capital withdrawals                                                           (444,247)
                                                                              --------------
      Net cash provided by financing activities                                    3,243,113
                                                                              --------------

Net increase in cash and cash equivalents                                           (304,161)
Cash and cash equivalents at beginning of period                                     664,093
                                                                              --------------
Cash and cash equivalents at end of period                                    $      359,932
                                                                              ==============

                        See Notes to Financial Statements

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance for the past periods. Certain information reflects financial results for a single Fund unit. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all distributions).

                                                                                                      FOR THE PERIOD FROM
                                          FOR THE SIX                                                    APRIL 1, 2002
                                          MONTHS ENDED        FOR THE YEAR          FOR THE YEAR       (COMMENCEMENT OF
                                         JUNE 30, 2005           ENDED                  ENDED           OPERATIONS) TO
                                          (UNAUDITED)      DECEMBER 31, 2004     DECEMBER 31, 2003     DECEMBER 31, 2002
                                          -----------      -----------------     -----------------     -----------------
Per Unit Operating Performance:

Net asset value, beginning of period         $11.39              $10.64                 $ 9.32                $10.00
Income from investment operations:
Net investment loss                           (0.06)*             (0.17)*                (0.12)                (0.12)
Net realized and unrealized gain (loss)
on investment transactions                     0.14                0.92                   1.44                 (0.56)
                                             ------              ------                 ------                ------
Total from investment operations               0.08                0.75                   1.32                 (0.68)
                                             ------              ------                 ------                ------

Net asset value, end of period               $11.47              $11.39                 $10.64                $ 9.32
                                             ======              ======                 ======                ======

*Calculated using average units outstanding during the period.

      Ratios and Supplemental Data:

      The following represents the annualized ratios of income and expense to average net assets and other supplemental information:

                                                                                                        FOR THE PERIOD FROM
                                         FOR THE SIX                                                       APRIL 1, 2002
                                         MONTHS ENDED        FOR THE YEAR           FOR THE YEAR          (COMMENCEMENT OF
                                        JUNE 30, 2005            ENDED                  ENDED              OPERATIONS) TO
                                         (UNAUDITED)       DECEMBER 31, 2004      DECEMBER 31, 2003      DECEMBER 31, 2002
                                         -----------       -----------------      -----------------      -----------------
Net Investment loss                          (1.06)%             (1.57)%               (1.43)%                 (1.99)%

Gross Expenses (before waivers &
reimbursements)                               2.49%               3.27%                 4.31%                   6.75%
Expenses waived / reimbursed                  1.27%               1.67%                 2.86%                   4.75%
Net expenses (After waivers &
reimbursements                                1.22%               1.60%                 1.45%                   2.00%

Total return (not annualized)                 0.70%               7.05%                14.16%                  (6.76)%

      An individual Member's ratios and return may vary from the above based on the timing of capital contributions.

                                                                                                        FOR THE PERIOD FROM
                                           FOR THE SIX                                                     APRIL 1, 2002
                                          MONTHS ENDED       FOR THE YEAR           FOR THE YEAR         (COMMENCEMENT OF
                                          JUNE 30, 2005          ENDED                  ENDED             OPERATIONS) TO
                                           (UNAUDITED)     DECEMBER 31, 2004      DECEMBER 31, 2003      DECEMBER 31, 2002
                                           -----------     -----------------      -----------------      -----------------
Portfolio Turnover                              3.58%                 15%                   18%                    0%
Members' Capital at end of period (000s)     $16,970             $13,577                $7,585                $6,032

                       See Notes to Financial Statements

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

NOTES TO FINANCIAL STATEMENTS- JUNE 30, 2005

--------------------------------------------------------------------------------

1.    ORGANIZATION

      ACP Strategic Opportunities Fund II, LLC (the "Fund") is a Delaware limited liability company that is a non-diversified, closed-end management investment company with a continuous offering period, registered under the Investment Company Act of 1940 as amended (the "Investment Company Act"). Its units of beneficial interest ("Units") are not registered under the Securities Act of 1933, as amended. The Fund's investment objective is to achieve an absolute return in excess of the long-term return of the U.S. equity market. It attempts to achieve this objective through the allocation of its assets among a select group of unregistered investment funds (the "Underlying Funds"). The Investment Manager (as defined below) invests the Fund's assets in Underlying Funds whose investment style is primarily opportunistic and that are believed to be able to generate above average returns while maintaining strict risk controls in order to keep losses to a minimum.

      ACP Investments LP, a Delaware limited partnership, Ascendant Capital Partners, serves as the investment manager ("Investment Manager") to the Fund. The Fund has entered into an investment management agreement with the Investment Manager ("Investment Management Agreement"), pursuant to which the Investment Manager is responsible for formulating a continuing investment program for the Fund. The Investment Manager is registered as an investment adviser with the Securities and Exchange Commission under the Investment Advisors Act of 1940, as amended. Responsibility for the overall management and supervision of the operations of the Fund is vested in the individuals who serve as the Board of Directors of the Fund (the "Board of Directors").

2.    SIGNIFICANT ACCOUNTING POLICIES

      These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and are expressed in United States dollars. The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

      A. INVESTMENT VALUATION - INVESTMENTS IN UNDERLYING FUNDS

      The Fund will value interests in the Underlying Funds at fair value, which ordinarily will be the value determined by their respective investment managers, in accordance with procedures established by the Board of Directors. Investments in Underlying Funds are subject to the terms of the Underlying Funds' offering documents. Valuations of the Underlying Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Underlying Funds' managers as required by the Underlying Funds' offering documents. If the Investment Manager determines that the most recent value reported by the Underlying Fund does not represent fair value or if the Underlying Fund fails to report a value to the Fund, a fair value determination is made under procedures established by and under the general supervision of the Board of Directors. Because of the inherent uncertainty in valuation,

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

--------------------------------------------------------------------------------

2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      A. INVESTMENT VALUATION - INVESTMENTS IN UNDERLYING FUNDS

      the estimated values may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

      B. INVESTMENT INCOME

      Interest income is recorded on the accrual basis.

      C. NET ASSET VALUATION

      The net asset value per Unit in dollars is determined as of the close of business of the New York Stock Exchange, (generally 4:00 p.m. Eastern
      Time) on the last business day of each Allocation Period, unless the calculation of the net asset value has been suspended.

      D. FUND EXPENSES

      The Investment Manager has agreed to reimburse certain expenses (other than the Management Fee and shareholder servicing fee) to the extent those other expenses exceed 0.15% per annum of average net assets. During the six months ended June 30, 2005, the Investment Manager agreed to reimburse the Fund for expenses in the amount of $97,359.

      E. INCOME TAXES

      The Fund is treated as a partnership for Federal income tax purposes and therefore not subject to Federal income tax. For income tax purposes, each person who has purchased interests in the Fund ("Member") will be treated as a partner of the Fund and, as such, will be taxed upon its distributive share of each item of the Fund's income, gain, loss, deductions and credits.

      F. CASH AND CASH EQUIVALENTS

      The Fund treats all highly liquid financial instruments that mature within three months as cash equivalents. At June 30, 2005, the Fund held $359,932 in an interest bearing cash account at PNC Bank.

      G. USE OF ESTIMATES

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

--------------------------------------------------------------------------------

3.    ALLOCATION OF MEMBERS' CAPITAL ACCOUNT

      The Fund maintains a separate capital account for each Member that has a balance equal to the sum of the net asset value of the total number of Units owned by such Member. Net profits or net losses of the Fund for each Allocation Period (as defined below) will be allocated among and credited to or debited against the capital accounts of the Members. Allocation Periods begin on the day after the last day of the preceding Allocation Period and end at the close of business on (1) the last day of each month,
      (2) the last day of each taxable year; (3) the day preceding each day on which Units are purchased, (4) the day on which Units are repurchased, or
      (5) the day on which any amount is credited to or debited from the capital account of any Member other than an amount to be credited to or debited from the capital accounts of all Members in accordance with their respective investment percentages.

4.    MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

      Pursuant to the Investment Management Agreement, the Investment Manager will be entitled to receive an annual management fee (the "Management Fee"). The base Management Fee is equal to 1.50% of the Fund's net assets and is subject to an adjustment based on the Fund's rolling twelve-month return. The Management Fee will not be lower than 1.00% per annum or higher than 2.00%. The performance adjustment resulted in a decrease to the management fee of $32,332 for the six months ended June 30, 2005.

      Each member of the Board of Directors who is not an "interested person" of the Fund, as defined by the Investment Company Act, receives a $1,500 fee for each meeting attended in person and a $250 fee for each meeting attended by telephone. All directors are reimbursed by the Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties.

      PFPC Trust Company serves as custodian of the Fund's assets and provides custodial services for the Fund. PFPC Inc. serves as administrator and accounting agent to the Fund and provides certain accounting, record keeping, tax and investor related services. The Fund pays a monthly fee to the administrator based upon average members' capital, subject to certain minimums.

5.    INVESTMENT TRANSACTIONS

      Total purchases of Underlying Funds for the six months ended June 30, 2005, amounted to $4,400,000. Total proceeds from sales of Underlying Funds for the six months ended June 30, 2005, amounted to $513,775. The cost of investments in Underlying Funds for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Underlying Funds. The Fund has not received information from the Underlying Funds as to the amounts of taxable income allocated to the Fund as of June 30, 2005.

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

--------------------------------------------------------------------------------

6.    RISK FACTORS

      An investment in Units involves significant risks that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Fund intends to invest substantially all of its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Fund may not be able to resell some of its securities holdings for extended periods, which may be several years. No guarantee or representation is made that the investment objective will be met.

7.    UNDERLYING FUNDS

      The following is a summary of the investment objectives and liquidity provisions of the Underlying Funds.

      Brightfield Partners, LP seeks to as for semi-annual redemptions with 12-month lock-up, quarterly after that, upon 45 days prior noticchieve superior long-term rates of return primarily through investments in publicly traded U.S. equities in the technology sector. This Underlying Fund allows for quarterly redemptions upon 30 days prior notice, after one year has elapsed.

      Bull Path Fund I LP, invests in U.S. equities across all industry sectors using a research intense approach. The fund primarily invests in long/short US equity which are listed on the major exchanges. This Underlying Fund allowe.

      Castine Partners, LP seeks to achieve long-term capital appreciation through investment primarily in publicly traded equity securities of United States financial institutions. This Underlying Fund allows for withdrawals on June 30 and December 31 upon 45 days prior notice, after one year has elapsed.

      Continental Healthcare Fund, LP invests in equity and equity-like instruments of companies operating primarily in the non-life science sub-sectors of the healthcare industry. This Underlying Fund allows for quarterly redemptions upon 30 days prior notice.

      Copper Beech Partners Fund, LP invests in U.S. equities across all industries using a research-based approach. This Underlying Fund allows for withdrawals quarterly upon 45 days prior notice, after one year has elapsed.

      Everglades Partners LP seeks to own securities in strong business franchises and also engages in short selling when appropriate. This
      Underlying Fund allows for semi-annual redemptions upon 45 days prior notice, after one year has elapsed.

      Falconer Capital Partners, LP seeks to maximize absolute returns for the fund through investing both long and short in U.S. common equities, option contracts tied to such equities, exchange traded funds ("ETFs") and American Depository Receipts ("ADRs"). This Underlying Fund allows for quarterly redemptions upon 45 days prior notice.

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

--------------------------------------------------------------------------------

7.    UNDERLYING FUNDS (CONTINUED)

      Healy Circle Partners, LP seeks to preserve capital while generating consistent absolute returns by holding equity positions in multiple industry sectors and with varying market capitalizations. This Underlying Fund allows for semi-annual redemptions upon 45 days prior notice, after one year has elapsed.

      Inwood Capital Fund, LP seeks to achieve capital appreciation through investments in primarily U.S. equity and equity related securities of companies with small to medium capitalization. This Underlying Fund allows for semi-annual redemptions upon 45 days prior notice, after one year has elapsed.

      Mallette Capital Biotech Fund, LP seeks to achieve superior low-correlated returns, while minimizing portfolio volatility, by investing primarily on a long and short basis in equity securities of companies in the biotechnology/pharmaceutical Sector. This Underlying Fund allows for redemptions quarterly upon 30 days prior notice, after one year has elapsed.

      North Star Partners II, LP seeks to achieve superior long-term capital appreciation while minimizing the risk of permanent capital loss by investing in securities purchased at significant discount to the general partner's estimate of their true economic value. This Underlying Fund allows for semi-annual redemptions upon 45 days prior notice, after one year has elapsed.

      Redstone Investors, LP invests primarily in small- and mid-cap growth equities. This Underlying Fund allows for redemptions quarterly upon 45 days prior notice, after one year has elapsed.

      Sonar Partners, LP seeks capital appreciation by buying, holding and selling a broad range of equity securities, debt securities, options, futures and other derivatives over time frames ranging from intra-day to several or more months. This Underlying Fund allows for redemptions quarterly upon 30 days prior notice, after one year has elapsed.

      Symmetry Capital Partners, LP invests primarily in small- and mid-cap healthcare and healthcare-related companies. This Underlying Fund allows for redemptions quarterly upon 45 days notice, after one year has elapsed.

      Trivium Onshore Fund, LP seeks to achieve high absolute and high risk-adjusted returns independent of general market conditions and direction. This Underlying Fund allows for redemptions monthly upon 45 days notice, after one year has elapsed.

      Van Eck Hard Asset, LP seeks capital appreciation primarily through investments in securities of companies that are directly or indirectly engaged in exploration, development, production, servicing of basic and agricultural commodities. This Underlying Fund allows for monthly redemptions upon 30 days prior notice, after six months have elapsed.

      Zeke, LP seeks to maximize long-term capital appreciation and total returns by investing in small- and mid-cap U.S. companies that it believes have significant growth characteristics. This Underlying Fund allows for redemptions quarterly upon 45 days notice, after one year has elapsed.

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

--------------------------------------------------------------------------------

8.    REDEMPTIONS AND REPURCHASE OF UNITS AND DISTRIBUTIONS

      With very limited exceptions, Units are not transferable. No Member or other person holding a Unit will have the right to require the Fund to redeem that Unit or portion thereof. There is no public market for the Units, and none is expected to develop. Consequently, investors may not be able to liquidate their investment other than as a result of repurchases of Units by the Fund.

      The Board of Directors may, from time to time and in their sole discretion, cause the Fund to repurchase Units from Members pursuant to written tenders by Members at such times and on such terms and conditions as established by the Board. In determining whether the Fund should offer to repurchase Units, the Board of Directors will consider the recommendation of the Investment Manager. The Investment Manager expects that it will generally recommend to the Board of Directors that the Fund offer to repurchase Units from Members twice each year, effective March 31 and September 30.

      The Fund does not intend to distribute to the Members any of the Fund's income, but intends to reinvest substantially all income and gains allocable to the Members. A Member may therefore be allocated taxable income and gains and not receive any cash distribution.

9.    CAPITAL STOCK TRANSACTIONS

      Transactions in Units for the six months ended June 30, 2005 were as follows:

               Number of Units issued                         326,400
               Number of Units redeemed                       (39,236)
                                                           ----------
               Net increase in Units outstanding              287,164
               Units outstanding, beginning of period       1,192,227
                                                           ----------
                    Units outstanding, end of period        1,479,391
                                                           ==========

10    GUARANTEES

      In the normal course of business, the Fund enters into contracts that provide general indemnifications The Fund's maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

11.   CHANGE IN AUDITORS

      On September 28, 2004, the Board of Directors engaged Deloitte & Touche LLP as independent auditors to audit the Fund's financial statements for the year ended December 31, 2005. During the Funds' fiscal year ended December 31, 2004, neither the Fund nor anyone on the Fund's behalf has consulted Deloitte & Touche LLP on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements or (ii) concerning the subject of a disagreement (as defined in paragraph (a)(1)(iv) of item 304 of Regulation S-K) or reportable event (as described in paragraph (a)(1)(v) of said item
      304).

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

OTHER INFORMATION (UNAUDITED)

--------------------------------------------------------------------------------

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and shareholders record of actual proxy votes cast is available at WWW.SEC.GOV and may be obtained at no additional charge by calling collect 302-791-2595 or writing: ACP Strategic Opportunities Fund II, LLC, 1235 Westlakes Drive, Suite 130, Berwyn, Pennsylvania 19312.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds Form N-Q is available, without charge and upon request, on the SEC's website at HTTP://WWW.SEC.GOV or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling (800) SEC-0330.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

      (a)(1)    Not applicable.

      (a)(2)    Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
                Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

      (a)(3)    Not applicable.

      (b)       Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               ACP FUNDS TRUST
            --------------------------------------------------------------------


By (Signature and Title)*  /S/ GARY E. SHUGRUE
                         -------------------------------------------------------
                           Gary E. Shugrue, President, Chief Investment Officer and Chief Financial Officer
                           (principal executive officer and principal financial officer)

Date     AUGUST 11, 2005
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ GARY E. SHUGRUE
                         -------------------------------------------------------
                           Gary E. Shugrue, President, Chief Investment Officer and Chief Financial Officer
                           (principal executive officer and principal financial officer)

Date     AUGUST 11, 2005
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.